Finance and investment income, finance costs and revaluation and retranslation of financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Summary of Finance and Investment Income, Finance Costs and Revaluation and retranslation of Financial Instruments
Finance and investment income includes:

	2022	2021	2020
	£m	£m	£m
Income from equity investments	24.5	17.9	8.7
Interest income	120.9	51.5	74.0
	145.4	69.4	82.7
Finance costs include:

	2022	2021	2020
	£m	£m	£m
Net interest expense on pension plans	2.2	1.8	2.9
Interest on other long-term employee benefits	3.7	2.4	3.1
Interest expense and similar charges[1]	257.8	188.5	205.0
Interest expense related to lease liabilities	95.7	90.9	101.0
	359.4	283.6	312.0
Revaluation and retranslation of financial instruments include:

	2022	2021	2020
	£m	£m	£m
Movements in fair value of treasury instruments	0.5	9.1	15.4
Premium on the early repayment of bonds	—	(13.0)	—
Revaluation of investments held at fair value through profit or loss	23.1	(7.5)	8.0
Revaluation of put options over non-controlling interests	27.9	(40.6)	12.3
Revaluation of payments due to vendors (earnout agreements)	26.2	(58.7)	13.4
Retranslation of financial instruments	(1.7)	22.9	(196.3)
	76.0	(87.8)	(147.2)
Note
[1]Interest expense and similar charges are payable on bank overdrafts, bonds and bank loans held at amortised cost.